Amounts Due from Related Companies	12 Months Ended
Sep. 30, 2017
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
AMOUNTS DUE FROM RELATED COMPANIES

NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)

Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	$450	$44
Xi’an Tech Team Investment Holdings (Group) Co., Ltd.	1,827	1,823
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,296	4,285
900LH.com Food Co., Ltd.	165	-
Others	248	-
Total	$6,986	$6,152

All the entities referred to above are indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such parties.

As of September 30, 2017, we had an outstanding loan of approximately $0.5 million to Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company.The largest amount of the outstanding loan was $83,000 during the past three years. The loan was an interest-free unsecured rental expense, payable on demand.

As of September 30, 2017, we had an outstanding loan of approximately $1.8 million to Xi’an Tech Team Investment Holdings (Group) Co., Ltd, which is 66% indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $1.2 million during the past three years. This loan was made under an unsecured verbal agreement for a term of five years, beginning on December 28, 2014, and the interest rate was 4.75%, the same as the 3 to 5 years interest rate of the central bank.

On November 1, 2013, and on August 10, 2016, the Company made loans to Xi’an Xinrong Engineering and Industry (Group) Co., Ltd (“Xinrong”), which is 74% indirectly owned and controlled by Tao Li, Chairman of the Company, pursuant to which the Company provided $1.8 million and $2.7 million to Xinrong for its normal business operations. The largest amount of the outstanding loan amount since the loan was made (which was also the amount outstanding as of September 30, 2017) was $1.8 million and $2.7 million, respectively. The unsecured loans have a three-year term and a five-year term, respectively, and the interest rate was 4.75%, the same as the 3 to 5 years interest rate of the central bank.